Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	$ 10,216,057,804	$ 10,488,176,207
Liabilities	8,198,813,805	8,592,294,336
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,905,006,029	1,130,358,620
Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	128,802,703	141,558,441
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	395,502,883	471,395,656
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Total	646,357,993	254,636,284
Fair Value Level 1 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	49,485,078	243,592
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 1 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets		0
Fair Value Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	571,896,244	215,084,330
Fair Value Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	25,241,227	1,412,278
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	20,656	1,915
Fair Value Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	10,641,603	2,897,323
Fair Value Level 1 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	49,279,292	32,881,802
Fair Value Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	36,054,319	2,263,880
Fair Value Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	2,709,730	338,348
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Total	35,148,357	2,262,431,716
Fair Value Level 2 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	12,238,747	5,275,600
Fair Value Level 2 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets		2,242,639,562
Fair Value Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	932,367	5,566,365
Fair Value Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	476,850	542,391
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	35,269,630	10,361,046
Fair Value Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	10,686,716	8,597,952
Fair Value Level 2 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	21,541	0
Fair Value Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3
Disclosure of fair value measurement of assets [line items]
Assets	7,175,965	8,579,610	$ 53,615,410
Total	7,175,965	8,579,610
Fair Value Level 3 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets		0
Fair Value Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	0	10,480,898
Fair Value Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	248,177	1,945,419	2,051,529
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	0	0	33,880,513
Fair Value Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 6,927,788	$ 6,634,191	$ 7,202,470